Expense Example	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 10 Years	Prospectus #2 Eaton Vance Stock Fund Class A 1 Year	Prospectus #2 Eaton Vance Stock Fund Class A 3 Years	Prospectus #2 Eaton Vance Stock Fund Class A 5 Years	Prospectus #2 Eaton Vance Stock Fund Class A 10 Years	Prospectus #2 Eaton Vance Stock Fund Class C 1 Year	Prospectus #2 Eaton Vance Stock Fund Class C 3 Years	Prospectus #2 Eaton Vance Stock Fund Class C 5 Years	Prospectus #2 Eaton Vance Stock Fund Class C 10 Years	Prospectus #2 Eaton Vance Stock Fund Class I 1 Year	Prospectus #2 Eaton Vance Stock Fund Class I 3 Years	Prospectus #2 Eaton Vance Stock Fund Class I 5 Years	Prospectus #2 Eaton Vance Stock Fund Class I 10 Years	Prospectus #3 Parametric Commodity Strategy Fund Class A 1 Year	Prospectus #3 Parametric Commodity Strategy Fund Class A 3 Years	Prospectus #3 Parametric Commodity Strategy Fund Class A 5 Years	Prospectus #3 Parametric Commodity Strategy Fund Class A 10 Years	Prospectus #3 Parametric Commodity Strategy Fund Class I 1 Year	Prospectus #3 Parametric Commodity Strategy Fund Class I 3 Years	Prospectus #3 Parametric Commodity Strategy Fund Class I 5 Years	Prospectus #3 Parametric Commodity Strategy Fund Class I 10 Years
USD ($)	597	749	915	1,395	252	471	813	1,576	50	157	274	616	611	794	992	1,564	268	520	897	1,752	65	205	357	798	620	847	1,093	1,795	276	572	994	1,973	75	261	464	1,049	414	603	807	1,397	66	208	362	810